BORROWINGS - Additional Information (Details) - Non-recourse borrowings $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Decrease in borrowings	$ 263
U.K. regulated distribution business
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	$ 117